Ordinary shares	12 Months Ended
Dec. 31, 2019
Ordinary shares
Ordinary shares

11   Ordinary shares

Immediately prior to the completion of the IPO, the Company adopted a dual class share structure. All of the outstanding ordinary shares prior to the completion of the IPO were automatically redesignated or converted into Class B ordinary shares on a one-for-one basis, and all ordinary shares issued in or after the completion of the IPO are Class A ordinary shares. All share-based awards, regardless of grant dates, will entitle holders to the equivalent number of Class A shares once the vesting and exercising conditions on such share-based compensation awards are met. Class A ordinary shares and Class B ordinary shares vote together as a single class on all matters submitted to a vote of the Company's shareholders, except as may otherwise be required by law.

On June 10, 2016, the Company successfully completed its initial public offering on the New York Stock Exchange. The Company sold 36,000,000 Class A ordinary shares at US$1.27 per share for a total offering size of approximately RMB300,965  (US$45.6 million). Concurrently with the initial public offering, the Company also closed a private placement with DCM funds (through two affiliated entities) and Sequoia Capital (through SCC Growth I Holdco A, Ltd.) and sold 15,789,473 Class A ordinary shares at an aggregate investment amount of RMB131,610 (US$20.0 million).

On June 30, 2016, the underwriters of its initial public offering exercised the option to purchase an additional 5,400,000 Class A ordinary shares to cover over-allotments in full. Including the full exercise of the over-allotment option and the private placements completed concurrently with the initial public offering, the Company issued and sold a total of 57,189,473 Class A ordinary shares, which represents a total gross capital raise of approximately RMB477,932 (US$72.4 million).

As of December 31, 2019, 1,500,000,000 ordinary shares have been authorized, including (i) 1,000,000,000 Class A ordinary shares of a par value of US$0.0001 each, (ii) 350,000,000 Class B ordinary shares of a par value of US$0.0001 each and (iii) 150,000,000 shares of a par value of US$0.0001 each of such class or classes however designated by the Board of Directors. 313,857,894 ordinary shares have been issued, of which 90,744,233 were Class A ordinary shares and 223,113,661 were Class B ordinary shares. 312,051,174 ordinary shares have been outstanding, of which 88,937,513 were Class A ordinary shares and 223,113,661 were Class B ordinary shares.